S-K 1602(c) Dilution	Nov. 06, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.26
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.74
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 169,317,668
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,333,333
No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.26
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.74
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 194,708,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	26,833,333
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.28
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 127,317,668
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	18,958,333
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.28
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 146,408,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,802,083
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.15
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 85,317,668
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,583,333
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.15
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 98,108,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,770,833
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.76
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 43,317,668
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,208,333
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.76
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 49,808,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,739,583
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.23
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.77
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 1,317,668
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,833,333
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.78
Net Tangible Book Value	$ 2,068
Net Tangible Book Value, Adjusted	$ 1,508,568
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,708,333
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.26
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.26
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.72
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.72
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.23
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.22
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 176,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	176,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	176,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	176,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	176,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	202,750,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	6,500
Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,050,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,250,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,037,500)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,500,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,025,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,750,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,012,500)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,900)
Over-allotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,900)
Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,900)
Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,900)
Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(190,900)
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(43,750,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,312,500)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(87,500,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,625,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(131,250,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,937,500)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(175,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (201,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,125,000
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,375,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(5,031,250)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(10,062,500)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(13,125,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,093,750)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,500,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(20,125,000)